Other Income, Net (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Jun. 29, 2023	Dec. 29, 2024	Dec. 31, 2023
Other Income, Net [Line Items]
Other expense	$ 100,000	$ 0	$ 2,000,000		$ 30,700,000
Issuance of a derivative liability	2,653,000			$ 1,561,000
Forward Purchase Agreements [Member]
Other Income, Net [Line Items]
Other income	100,000				400,000
Other expense		4,700,000
Borrowings and Derivative Liabilities [Member]
Other Income, Net [Line Items]
Other income	3,700,000
Related Party [Member]
Other Income, Net [Line Items]
Other income	$ 100,000
Issuance of a derivative liability				3,000,000
Fair value of derivative liabilities				300,000
Related Party [Member] | Forward Purchase Agreements [Member]
Other Income, Net [Line Items]
Other expense					30,700,000
Mergers [Member]
Other Income, Net [Line Items]
Other expense					700,000
Related party convertible notes and SAFEs [Member]
Other Income, Net [Line Items]
Other income				$ 100,000	$ 9,100,000